UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois  60045

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Value Fund

Class I Shares (FVILX)

Class N Shares (FVALX)

Class R Shares (FVRLX)

 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2017

 (UNAUDITED)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER VALUE FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard (GICS).

THE FORESTER VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

Shares		Value

COMMON STOCKS - 71.85%

Consumer Discretionary - 3.77%
36,304	Newell Brands, Inc.	$ 1,549,092

Consumer Staples - 8.07%
18,480	CVS Health Corp.	1,502,794
25,700	Tyson Foods, Inc. Class A	1,810,565
		3,313,359
Energy - 6.53%
33,500	BP Plc.	1,287,405
27,800	Conocophillips	1,391,390
		2,678,795
Financial Services - 16.92%
18,440	Allstate Corp.	1,694,820
12,430	Aon Corp. (United Kingdom)	1,816,023
13,520	Travelers Companies, Inc.	1,656,470
33,260	US Bancorp, Inc.	1,782,403
		6,949,716
Health Care - 12.80%
12,900	Johnson & Johnson	1,677,129
51,854	Pfizer, Inc.	1,851,188
8,830	UnitedHealth Group, Inc.	1,729,356
		5,257,673
Industrial Goods - 8.22%
6,600	Fedex Corp.	1,488,828
13,320	Honeywell International, Inc.	1,887,977
		3,376,805
Technology - 11.17%
17,100	CDW Corp.	1,128,600
23,700	Microsoft Corp.	1,765,413
35,040	Oracle Corp.	1,694,184
		4,588,197
Telecommunications - 2.01%
21,050	AT&T, Inc.	824,528

Utilities - 2.36%
25,700	Exelon Corp.	968,119

TOTAL FOR COMMON STOCKS (Cost $14,871,807) - 71.85%		29,506,284

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

Shares		Value

LIMITED PARTNERSHIP - 3.58%
33,100	Spectra Energy Partners, LP	$ 1,468,978

TOTAL FOR LIMITED PARTNERSHIP (Cost $1,131,136) - 3.58%		1,468,978

PUT OPTIONS PURCHASED (Premiums Paid $605,400) - 0.41%		167,000

U.S. GOVERNMENT OBLIGATION - 14.59%

Par Value		Value

6,000,000	U.S. Government Treasury Bill, 05/25/2017, 0.00%	5,991,216

TOTAL FOR U.S. GOVERNMENT OBLIGATION (Cost $5,990,209) - 14.59%		5,991,216

Shares		Value

MONEY MARKET FUND - 9.66%
3,967,399	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - 0.90% **	3,967,399

TOTAL FOR MONEY MARKET FUND (Cost $3,967,399) - 9.66%		3,967,399

TOTAL INVESTMENTS (Cost $26,565,951) - 100.09%		41,100,877

OTHER LIABILITIES LESS ASSETS, NET - (0.09)%		(35,192)

NET ASSETS - 100.00%		$ 41,065,685

** Variable rate security; the coupon rate shown represents the yield at September 30, 2017.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

SCHEDULE OF PURCHASED OPTIONS

SEPTEMBER 30, 2017 (UNAUDITED)

Contracts	Underlying Security	Notional Amount	Exercise Price	Expiration	Fair Value

20,000	S&P 500 Index Put	46,800,000	2,340.00	10/20/2017	$ 25,000

20,000	S&P 500 Index Put	47,600,000	2,380.00	11/17/2017	142,000

	Total (Premiums Paid $605,400) - 0.41%				$ 167,000

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2017 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $26,565,951)	$ 41,100,877
Cash	1,000
Receivables:
Shareholder Subscriptions	2,450
Dividends and Interest	23,967
Total Assets	41,128,294
Liabilities:
Shareholder Redemptions	25,985
Due to Advisor	30,171
Administrative Fees	3,497
Distribution Fees	2,956
Total Liabilities	62,609
Net Assets	$ 41,065,685

Net Assets Consist of:
Paid In Capital	$ 36,831,899
Accumulated Undistributed Net Investment Income	183,365
Accumulated Realized Loss on Investments	(10,484,505)
Unrealized Appreciation in Value of Investments	14,534,926
Net Assets	$ 41,065,685

Class I Shares:
Net Assets	$ 28,005,807
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	2,475,509
Net asset value, offering price, and redemption price per share	$ 11.31

Class N Shares:
Net Assets	$ 11,702,819
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	1,057,957
Net asset value, offering price, and redemption price per share	$ 11.06

Class R Shares:
Net Assets	$ 1,357,059
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	119,600
Net asset value, offering price, and redemption price per share	$ 11.35

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

Investment Income:
Dividends	$ 374,902
Interest	41,975
Total Investment Income	416,877

Expenses:
Advisory Fees	210,694
Distribution (12b-1) Fees	25,081
Administration Fees	24,606
Total Expenses	260,381

Net Investment Income	156,496

Realized and Unrealized Gain (Loss) on Investments and Options:
Realized Gain (Loss) on:
Investments	7,029,321
Options	(2,087,801)
4,941,520
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,190,157)
Options	(158,500)
(5,348,657)

Net Realized and Unrealized Loss on Investments and Options	(407,137)

Net Decrease in Net Assets Resulting from Operations	$ (250,641)

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2017	3/31/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 156,496	$ 443,540
Net Realized Gain on Investments and Options	4,941,520	4,917,206
Unrealized Depreciation on Investments and Options	(5,348,657)	(13,243,798)
Net Decrease in Net Assets Resulting from Operations	(250,641)	(7,883,052)

Distributions to Shareholders:
Net Investment Income:
Class I Shares	-	(354,008)
Class N Shares	-	(120,994)
Class R Shares	-	(1,432)
Total Distributions Paid to Shareholders	-	(476,434)

Capital Share Transactions	(12,015,821)	(40,887,673)

Total Decrease	(12,266,462)	(49,247,159)

Net Assets:
Beginning of Period	53,332,147	102,579,306

End of Period (Including Undistributed Net Investment Income of $183,365 and $26,869, respectively)
	$ 41,065,685	$ 53,332,147

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND-CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 9/30/2017

			Years Ended
			3/31/2017	3/31/2016	3/31/2015	3/31/2014	3/31/2013

Net Asset Value, at Beginning of Period	$ 11.36		$ 12.57	$ 12.86	$ 12.77	$ 12.33	$ 12.42

Income From Investment Operations:
Net Investment Income *	0.04		0.10	0.07	0.08	0.11	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.09)		(1.19)	(0.28)	0.07	0.45	(0.07)
Total from Investment Operations	(0.05)		(1.09)	(0.21)	0.15	0.56	0.06

Distributions:
Net Investment Income	-		(0.12)	(0.08)	(0.06)	(0.12)	(0.15)
Realized Gains	-		-	-	-	-	-
Total from Distributions	-		(0.12)	(0.08)	(0.06)	(0.12)	(0.15)

Net Asset Value, at End of Period	$ 11.31		$ 11.36	$ 12.57	$ 12.86	$ 12.77	$ 12.33

Total Return **	(0.44)%	(b)	(8.68)%	(1.60)%	1.16%	4.56%	0.56%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 28,006		$ 29,594	$ 62,964	$ 77,464	$ 33,952	$ 29,750
Ratio of Expenses to Average Net Assets	0.99%	(a)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income to Average Net Assets	0.73%	(a)	0.65%	0.59%	0.63%	0.89%	1.10%
Portfolio Turnover	5.48%	(b)	12.76%	5.73%	13.72%	6.91%	2.84%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND-CLASS N

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 9/30/2017

			Years Ended
			3/31/2017	3/31/2016	3/31/2015	3/31/2014	3/31/2013

Net Asset Value, at Beginning of Period	$ 11.12		$ 12.26	$ 12.54	$ 12.50	$ 12.08	$ 12.16

Income From Investment Operations:
Net Investment Income *	0.03		0.07	0.04	0.05	0.08	0.10
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.09)		(1.16)	(0.27)	0.07	0.43	(0.05)
Total from Investment Operations	(0.06)		(1.09)	(0.23)	0.12	0.51	0.05

Distributions:
Net Investment Income	-		(0.05)	(0.05)	(0.08)	(0.09)	(0.13)
Realized Gains	-		-	-	-	-	-
Total from Distributions	-		(0.05)	(0.05)	(0.08)	(0.09)	(0.13)

Net Asset Value, at End of Period	$ 11.06		$ 11.12	$ 12.26	$ 12.54	$ 12.50	$ 12.08

Total Return **	(0.54)%	(b)	(8.92)%	(1.86)%	0.96%	4.25%	0.45%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,703		$ 22,251	$ 37,732	$ 49,709	$ 99,266	$116,935
Ratio of Expenses to Average Net Assets	1.25%	(a)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	0.59%	(a)	0.39%	0.33%	0.36%	0.63%	0.83%
Portfolio Turnover	5.48%	(b)	12.76%	5.73%	13.72%	6.91%	2.84%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND-CLASS R

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 9/30/2017

			Years Ended
			3/31/2017	3/31/2016	3/31/2015	3/31/2014	3/31/2013

Net Asset Value, at Beginning of Period	$ 11.42		$ 12.58	$ 12.85	$ 12.80	$ 12.37	$ 12.35

Income From Investment Operations:
Net Investment Income *	0.01		0.04	0.01	0.01	0.05	0.07
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.08)		(1.19)	(0.24)	0.07	0.44	0.02
Total from Investment Operations	(0.07)		(1.15)	(0.23)	0.08	0.49	0.09

Distributions:
Net Investment Income	-		(0.01)	(0.04)	(0.03)	(0.06)	(0.07)
Realized Gains	-		-	-	-	-	-
Total from Distributions	-		(0.01)	(0.04)	(0.03)	(0.06)	(0.07)

Net Asset Value, at End of Period	$ 11.35		$ 11.42	$ 12.58	$ 12.85	$ 12.80	$ 12.37

Total Return **	(0.61)%	(b)	(9.14)%	(1.82)%	0.60%	3.98%	0.77%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,357		$ 1,487	$ 1,884	$ 1,686	$ 1,979	$ 2,459
Ratio of Expenses to Average Net Assets	1.50%	(a)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.23%	(a)	0.15%	0.08%	0.12%	0.37%	0.59%
Portfolio Turnover	5.48%	(b)	12.76%	5.73%	13.72%	6.91%	2.84%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

1.) ORGANIZATION

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares: The Forester Value Fund and The Forester Discovery Fund. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund"). Forester Capital Management, Ltd. (the “Advisor”) serves as the Fund’s investment advisor. The Fund currently offers three classes of shares, Class I shares, Class N shares and Class R shares. Each class of shares commenced operations on the following dates: Class I shares June 8, 2009, Class N shares September 10, 1999 and Class R shares December 28, 2010. Each class differs as to administrative and distribution fees, such that Class I shares have no distribution fees but there is a higher minimum initial investment required.  See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Fund.

The objective of the Fund is to seek long-term growth of capital.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which are distributed to shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax provision is required.

In addition, U.S. Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2014-2017, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the year ended March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change.

Security Transactions, Investment Income and Distributions to Shareholders - As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s.  Discounts and premiums are amortized over the useful lives of the respective securities.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

Use of Estimates in Financial Statements - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.   Actual results could differ from those estimates and assumptions.

Short Sales - The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Options - The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio and to generate income or gain for the Fund. The ability of the Fund to successfully utilize options will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Subsequent Event - Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

3.)  SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stocks and limited partnerships) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

U.S. government obligations - U.S. government obligations are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government obligations are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities. US Treasury Bills are included in level 1 of the fair value hierarchy.

Derivative instruments (put and call options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price.  These securities will be categorized in level 2 of the fair value hierarchy if valued at other than closing price.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2017:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 29,506,284	$ -	$ -	$ 29,506,284
Limited Partnership	1,468,978	-	-	1,468,978
Put Options Purchased	167,000	-	-	167,000
U.S. Government Obligation	5,991,216	-	-	5,991,216
Money Market Fund	3,967,399	-	-	3,967,399
	$ 41,100,877	$ -	$ -	$ 41,100,877

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

The Fund did not hold any Level 3 assets during the six months ended September 30, 2017. There were no significant transfers into or out of level 1 or level 2 during the period. It is the Fund's policy to recognize transfers into and out of level 1 and level 2 at the end of the reporting period.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

4.) TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement - Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.  The Advisor receives a management fee of 0.89% of the Fund’s average daily net assets for Class I, Class N and Class R. For the six months ended September 30, 2017, the Advisor earned a management fee of $127,721 for Class I, $76,659 for Class N, and $6,314 for Class R. The Fund owes the Advisor $30,171 for management fees as of September 30, 2017.

Administrative Fee - The Fund pays the Advisor an administration fee for all other normal operating expenses of 0.10% for Class I, 0.11% for Class N and Class R.  For the six months ended September 30, 2017, the Advisor earned a fee of $14,351 for Class I, $9,475 for Class N and $780 for Class R.  The Fund owes the Advisor $3.497 at September 30, 2017 for administrative fees.

Distribution Agreement and Plan - The Fund has adopted a Distribution Plan pursuant to which the Fund paid broker-dealers for distributing Class N and Class R shares of the Fund.  This expense is limited to 0.25% of Class N average net assets and 0.50% of Class R average net assets.   For the six months ended September 30, 2017, the Fund accrued $21,534 for Class N and $3,547 for Class R. The Fund owes the Advisor $2,956 at September 30, 2017 for distribution fees.

Related Party - Thomas Forester is the control person of the Advisor and also serves as a director and officer of the Company.  Mr. Forester receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

5.) INVESTMENT TRANSACTIONS

For the six months ended September 30, 2017, purchases and sales of investment securities, other than short-term investments and U.S. Government Securities, aggregated $1,994,556 and $14,193,988, respectively. Purchases and sales or maturities of U.S. Government Securities aggregated $5,968,878 and $7,000,000, respectively. Purchases and sales of options aggregated $3,295,001 and $1,200,700, respectively.

6.) DERIVATIVE TRANSACTIONS

The Fund had no outstanding written options at September 30, 2017.

As of September 30, 2017, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts
Investments in securities	$ 167,000
Total Assets	$ 167,000

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

For the six months ended September 30, 2017, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized depreciation on:	Equity Contracts	Total
Put options	$ (158,500)	$ (158,500)
	$ (158,500)	$ (158,500)

Net realized gain (loss) on:	Equity Contracts	Total
Put options	$ (2,087,801)	$ (2,087,801)
	$ (2,087,801)	$ (2,087,801)

7.) CAPITAL SHARE TRANSACTIONS

As of September 30, 2017, there were 5,000,000,000 shares of capital stock for the Company with a par value of $0.0001 authorized. The total par value and paid in capital totaled $36,831,899.  Transactions in capital stock were as follows:

	Six months ended September 30, 2017		Year ended March 31, 2017
CLASS I SHARES	Shares	Amount	Shares	Amount
Shares sold	150,063	$ 1,701,107	629,875	$ 7,422,513
Shares issued in reinvestment of dividends	-	-	26,456	308,748
Shares redeemed	(279,338)	(3,161,638)	(3,062,744)	(36,140,562)
Net decrease	(129,275)	$ (1,460,531)	(2,406,413)	$(28,409,301)

	Six months ended September 30, 2017		Year ended March 31, 2017
CLASS N SHARES	Shares	Amount	Shares	Amount
Shares sold	21,851	$ 241,636	222,464	$ 2,611,936
Shares issued in reinvestment of dividends	-	-	10,348	118,274
Shares redeemed	(964,253)	(10,676,687)	(1,311,167)	(14,985,527)
Net decrease	(942,402)	$(10,435,051)	(1,078,355)	$(12,255,317)

	Six months ended September 30, 2017		Year ended March 31, 2017
CLASS R SHARES	Shares	Amount	Shares	Amount
Shares sold	5,116	$ 58,251	40,726	$ 500,719
Shares issued in reinvestment of dividends	-	-	122	1,432
Shares redeemed	(15,687)	(178,490)	(60,440)	(725,206)
Net decrease	(10,571)	$ (120,239)	(19,592)	$ (223,055)

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

8.) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year. As of March 31, 2017, the Fund’s most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

 $       26,869

Net Unrealized Appreciation

                   20,147,007

Capital loss carryforwards:

Expiring 3/31/18

                      (731,668)

Expiring 3/31/19

                      (932,573)

Indefinite-short term

 (14,025,208)

Total Distributable Earnings

                 $  4,484,427

The undistributed ordinary income and capital gains (losses) shown may differ from corresponding accumulated net investment income and accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to the tax deferral of losses on wash sales, and the treatment of 1256 contracts.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred  after December 31st may be deferred and treated as occurring on the first day of the following year.  The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year.  The capital loss carry forward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carry forward remains.

As of September 30, 2017, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities (not including options) were as follows:

Gross unrealized appreciation on investment securities	$ 15,019,951
Gross unrealized depreciation on investment securities	(501,501)
Net unrealized appreciation on investment securities	$ 14,518,450

Tax cost of investment securities, including short-term investments *	$ 26,582,427

*The difference between the book cost and tax cost of investments represents disallowed wash sales and mark-to-market on 1256 contracts for tax purposes.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

The tax character of distributions paid during the years ended March 31, 2017 and 2016 are as follows:

Ordinary income:	March 31, 2017	March 31, 2016
Class I Shares	$ 354,008	$ 395,030
Class N Shares	120,994	146,221
Class R Shares	1,432	5,948
Total	$ 476,434	$ 547,199

No distributions were paid during the six months ended September 30, 2017 for any share classes of the Fund.

9.) COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2017, UBS Financial Services, Inc., for the benefit of others, in aggregate, owned approximately 53% of the Fund and may be deemed to control the Fund.

THE FORESTER VALUE FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2017 (UNAUDITED)

Expense Example

As a shareholder of the Forester Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2017 through September 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

THE FORESTER VALUE FUND

EXPENSE ILLUSTRATION (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

The Forester Value Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2017	September 30, 2017	April 1, 2017 through September 30, 2017

Actual	$1,000.00	$995.60	$4.95
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.10	$5.01

* Expenses are equal to the Fund's annualized expense ratio of .99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Forester Value Fund - Class N

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2017	September 30, 2017	April 1, 2017 through September 30, 2017

Actual	$1,000.00	$994.60	$6.25
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.80	$6.33

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Forester Value Fund - Class R

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2017	September 30, 2017	April 1, 2017 through September 30, 2017

Actual	$1,000.00	$993.87	$7.50
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.55	$7.59

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE FORESTER VALUE FUND

DIRECTORS & OFFICERS

SEPTEMBER 30, 2017 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 57	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009.
Stanley Simpson 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 59	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 58	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 58	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is considered "Interested” Director of the Fund as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Each Director, except Mr. Forester, was paid a total fee of $1,250 for the six months ended September 30, 2017, by the Advisor.

THE FORESTER VALUE FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2017 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Forester Discovery Fund

(INTLX)

 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2017

(UNAUDITED)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before you invest or send money.

THE FORESTER DISCOVERY FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio investments.

Sectors are categorized using Global Industry Classification Standard (GICS).

1

THE FORESTER DISCOVERY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

Shares		Value

COMMON STOCKS - 81.11%

Consumer Discretionary - 10.11%
6,050	Michelin ADR	$ 176,672
10,160	Publicis Groupe SA ADR	177,698
3,700	Volkswagen AG ADR	125,078
		479,448
Consumer Staples - 12.43%
1,115	Diageo Plc. ADR *	147,325
4,740	Essity AB ADR *	129,165
3,210	Imperial Brands Group Plc. ADR	138,897
4,740	Svenska Cellulosa AB ADR	40,574
2,310	Unilever Plc. ADR	133,888
		589,849
Energy - 9.79%
3,910	BP Plc. ADR	150,261
6,300	Statoil ASA ADR	126,567
2,700	Suncor Energy, Inc. (Canada)	94,581
1,740	Total SA ADR	93,125
		464,534
Financial Services - 20.58%
1,100	AON Plc. (United Kingdom)	160,710
5,650	AXA Group ADR	170,178
3,180	HSBC Holdings Plc. ADR	157,124
2,970	Prudential Plc. ADR	142,293
14,390	Society Generale ADR	169,370
3,140	The Toronto-Dominion Bank NY (Canada)	176,688
		976,363
Health Care - 7.75%
4,630	GlaxoSmithKline Plc. ADR	187,978
3,610	Sanofi ADR	179,742
		367,720
Industrial Goods - 4.44%
2,980	Siemens AG ADR *	210,835

Technology - 4.92%
2,130	SAP AG ADR	233,554

* Non-income producing security during the period.

ADR- American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

2

THE FORESTER DISCOVERY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

Shares		Value

Telecommunications - 5.36%
6,400	KT Corp. ADR *	$ 88,768
3,620	Nippon Telegraph & Telephone Corp. ADR	165,506
		254,274
Utilities - 5.73%
1,915	National Grid Plc. ADR	120,090
14,540	Red Electrica de España SA ADR	151,507
		271,597

TOTAL FOR COMMON STOCKS (Cost $2,892,967) - 81.11%		3,848,174

PUT OPTIONS PURCHASED (Premiums Paid $13,900) - 0.02%		800

U.S. GOVERNMENT OBLIGATION - 10.52%

Par Value

500,000	U.S. Government Treasury Bill, 11/24/2017, 0.00%	499,268

TOTAL FOR U.S. GOVERNMENT OBLIGATION (Cost $499,184) - 10.52%		499,268

MONEY MARKET FUND - 8.27%
392,430	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio 0.90% **	392,430

TOTAL FOR MONEY MARKET FUND (Cost $392,430) - 8.27%		392,430

TOTAL INVESTMENTS (Cost $3,798,481) - 99.92%		4,740,672

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.08%		3,859

NET ASSETS - 100.00%		$ 4,744,531

* Non-income producing security during the period.

** Variable rate security; the coupon rate shown represents the yield at September 30, 2017.

ADR- American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

3

THE FORESTER DISCOVERY FUND

SCHEDULE OF PURCHASED OPTIONS (CONTINUED)

SEPTEMBER 30, 2016 (UNAUDITED)

Contracts	Underlying Security	Notional Amount	Exercise Price	Expiration	Fair Value

40,000	iShares MSCI EAFE ETF Put	2,520,000	63.00	10/20/2017	$ 800

	Total (Premiums Paid $13,900) - 0.02%				$ 800

The accompanying notes are an integral part of these financial statements.

4

THE FORESTER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2017 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $3,798,481)	$ 4,740,672
Receivables:
Dividends and Interest	9,459
Total Assets	4,750,131

Liabilities
Shareholder Redemption	211
Due to Advisor	4,031
Administrative Fees	1,358
Total Liabilities	5,600

Net Assets	$ 4,744,531

Net Assets Consist of:
Paid In Capital	$ 4,114,302
Accumulated Undistributed Net Investment Income	51,780
Accumulated Realized Loss on Investments	(363,742)
Unrealized Appreciation in Value of Investments	942,191
Net Assets, for 328,286 Shares Outstanding (with par value of $0.0001 per share)	$ 4,744,531

Net Asset Value Per Share	$ 14.45

The accompanying notes are an integral part of these financial statements.

5

THE FORESTER DISCOVERY FUND

STATEMENT OF OPERATIONS

For the six months ended September 30, 2017 (UNAUDITED)

Investment Income:
Dividends (net of $12,536 of foreign tax withheld)	$ 75,498
Interest	4,460
Total Investment Income	79,958

Expenses:
Advisory Fees	25,080
Administration Fees	8,777
Total Expenses	33,857

Net Investment Income	46,101

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss):
Investments	165,824
Options	(57,773)
108,051

Change in Unrealized Appreciation (Depreciation) on:
Investments	165,936
Options	(5,075)
160,861

Net Realized and Unrealized Gain on Investments	268,912

Net Increase in Net Assets Resulting from Operations	$ 315,013

The accompanying notes are an integral part of these financial statements.

6

THE FORESTER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2017	3/31/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 46,101	$ 46,876
Net Realized Gain (Loss) on Investments and Options	108,051	(313,773)
Unrealized Appreciation on Investments and Options	160,861	193,100
Net Increase (Decrease) in Net Assets Resulting from Operations	315,013	(73,797)

Distributions to Shareholders:
Net Investment Income	-	(42,088)
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	(42,088)

Capital Share Transactions	(758,956)	(2,138,288)

Total Decrease	(443,943)	(2,254,173)

Net Assets:
Beginning of Period	5,188,474	7,442,647

End of Period (Including Undistributed Net Investment Income of $51,780 and $5,679, respectively)
	$ 4,744,531	$ 5,188,474

The accompanying notes are an integral part of these financial statements.

7

THE FORESTER DISCOVERY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 9/30/2017

			Years Ended
			3/31/2017	3/31/2016	3/31/2015	3/31/2014	3/31/2013

Net Asset Value, at Beginning of Period	$ 13.57		$ 13.63	$ 13.67	$ 14.34	$ 13.32	$ 12.86

Income From Investment Operations:
Net Investment Income *	0.13		0.09	0.03	0.01	0.08	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	0.75		(0.07)	(0.03)	(0.18)	1.00	0.46
Total from Investment Operations	0.88		0.02	0.00	(0.17)	1.08	0.50

Distributions:
Net Investment Income	-		(0.08)	(0.04)	(0.09)	(0.06)	(0.04)
Realized Gains	-		-	-	(0.41)	-	-
Total from Distributions	-		(0.08)	(0.04)	(0.50)	(0.06)	(0.04)

Net Asset Value, at End of Period	$ 14.45		$ 13.57	$ 13.63	$ 13.67	$ 14.34	$ 13.32

Total Return **	6.48%	(b)	0.19%	(0.03)%	(1.13)%	8.15%	3.88%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,745		$ 5,188	$ 7,443	$ 7,250	$ 7,643	$14,274
Ratio of Expenses to Average Net Assets	1.35%	(a)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	1.84%	(a)	0.69%	0.23%	0.10%	0.62%	0.33%
Portfolio Turnover	1.07%	(b)	12.63%	10.22%	9.73%	17.49%	0.00%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

8

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

(1) ORGANIZATION

Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares: The Forester Value Fund and The Forester Discovery Fund.  The Company was incorporated as a Maryland corporation on April 7, 1999.  The accompanying financial statements are those of the Forester Discovery Fund (the "Fund").  The Fund commenced operations on September 10, 1999. Forester Capital Management, Ltd. (the “Advisor”) serves as the Fund’s investment advisor.

The objective of the Fund is to seek long-term growth of capital.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

SECURITY VALUATION

All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax provision is required.

In addition, U.S. Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2014-2017, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the year ended March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

9

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

OPTIONS

The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The ability of the Fund to successfully utilize options will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.   Actual results could differ from those estimates and assumptions.

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

(3) SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

10

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stocks) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

11

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Derivative instruments (put and call options) - Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price.  These securities will be categorized in level 2 of the fair value hierarchy if valued at other than closing price.

The following table summarizes the inputs used to value each Fund’s assets and liabilities measured at fair value as of September 30, 2017:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$ 3,848,174	$ -	$ -	$ 3,848,174
Put Option Purchased	800	-	-	800
U.S. Government Obligations	499,268	-	-	499,268
Money Market Fund	392,430	-	-	392,430
	$ 4,740,672	$ -	$ -	$ 4,740,672

The Fund did not hold any level 3 assets during the six months ended September 30, 2017. There were no significant transfers into or out of level 1 or level 2 during the period. It is the Fund's policy to recognize transfers into and out of level 1 and level 2 at the end of the reporting period.

(4) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the six months ended September 30, 2017, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the investments of the Fund, and pays the salaries and fees of all officers and directors of the Funds (except the fees paid to directors who are not interested persons of the Advisor).   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.   For the six months ended September 30, 2017, the Advisor earned $25,080 for Advisory services.  The Fund owed the Advisor $4,031 for advisory fees at September 30, 2017.

12

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

ADMINISTRATIVE AGREEMENT

For the six months ended September 30, 2017, Forester Capital Management, Ltd. provided the Fund with administrative services.  As an administrator, the Advisor oversees the fund accountant and transfer agent.  For this service the Advisor receives a monthly fee at the annual rate of 0.35% based upon the average daily net assets of the Fund.   For the six months ended September 30, 2017, the Advisor earned $8,777 for administrative services.  The Fund owed the Advisor $1,358 for administration fees at September 30, 2017.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 0.25% of the Fund's average net assets.   The Fund has not implemented the 12b-1 Plan and does not foresee doing so in the coming year. The Board adopted the Plan so that, if and when necessary, the Fund would have available sufficient resources to pay third parties who provide eligible services to the Fund.

RELATED PARTY

Thomas Forester is the control person of the Advisor and also serves as a director and officer of the Company. Mr. Forester receives benefits from the Advisor resulting from management fees and administration fees paid to the Advisor by the Fund.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of securities, other than short-term investments and U.S. Government Securities, aggregated $42,224 and $521,340, respectively, for the six months ended September 30, 2017. Purchases and sales of U.S. Government Securities aggregated $746,110 and $749,068, respectively, for the six months ended September 30, 2017.  Purchases and sales of options aggregated $65,148 and $1,800, respectively, for the six months ended September 30, 2017.

(6) DERIVATIVES TRANSACTIONS

The Fund had no outstanding written options at September 30, 2017.

As of September 30, 2017, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts
Investments in securities	$ 800
Total Assets	$ 800

For the six months ended September 30, 2017, financial derivative instruments had the following effect on the Statement of Operations:

13

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

Net change in unrealized depreciation on:	Equity Contracts	Total
Put options	$ (5,075)	$ (5,075)

Net realized gain (loss) on:	Equity Contracts	Total
Put options	$ (57,773)	$ (57,773)

(7) CAPITAL SHARE TRANSACTIONS:

As of September 30, 2017, there were 5,000,000,000 shares of capital stock for the Company with a par value of $0.0001 authorized. The total paid in capital totaled $4,114,302. Transactions in capital stock were as follows:

	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	26,804	$ 382,317	107,928	$ 1,453,073
Shares issued in reinvestment of dividends	-	-	3,242	41,827
Shares redeemed	(80,845)	(1,141,273)	(274,913)	(3,633,188)
Net decrease	(54,041)	$ (758,956)	(163,743)	$(2,138,288)

(8) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  As of March 31, 2017 the Fund's most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Post-October capital loss

$    (41,790)

Undistributed ordinary income

          5,679

Net Unrealized Appreciation

      777,661

Capital loss carryforwards:

Indefinite - short term

    (306,658)

Indefinite - long term

    (119,676)

Total Distributable Earnings

 $   315,216

The undistributed ordinary income and capital gains (losses) shown may differ from corresponding accumulated net investment income and accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. The capital loss carry forward will

14

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2017 (UNAUDITED)

be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carry forward remains.

As of September 30, 2017, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investments	$ 1,021,310
Gross unrealized depreciation on investments	(82,788)
Net unrealized appreciation on investments	$ 938,522

Tax cost of investments, including short-term investments (a)	$ 3,802,150

(a) The difference between book cost and tax cost of investments represents disallowed wash sales for tax purposes.

The tax character of distributions paid during the year ended March 31, 2017, and the year ended March 31, 2016 is as follows:

	March 31, 2017	March 31, 2016
Ordinary income	$ 42,088	$ 15,361

No distributions were paid during the six months ended September 30, 2017.

(9) COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(10) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2017, National Financial Service Corp., on behalf of others, owned approximately 36% of the Fund.

15

THE FORESTER DISCOVERY FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2017 (UNAUDITED)

Expense Example

As a shareholder of the Forester Discovery Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2017 through September 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2017	September 30, 2017	April 1, 2017 through September 30, 2017

Actual	$1,000.00	$1,064.85	$6.99
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.30	$6.83

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

16

THE FORESTER DISCOVERY FUND

DIRECTORS & OFFICERS

SEPTEMBER 30, 2017 (UNAUDITED)

 The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 57	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009.
Stanley Simpson 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 59	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 58	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 58	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund.  Mr. Forester is also an officer of the investment manager.

Each Director, except Mr. Forester, was paid a total fee of $1,250 for the six months ended September 30, 2017, from the Advisor.

17

THE FORESTER DISCOVERY FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2017 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

18

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 6, 2017